Deposits and obligations (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Deposits and Obligations
(a)	This caption is made up as follows:

	2023	2022
	S/(000)	S/(000)
Saving deposits	17,756,097	20,911,746
Time deposits (e)	17,288,629	12,866,602
Demand deposits	13,376,375	13,824,824
Compensation for service time (c)	760,551	921,288
Other obligations	6,582	6,248

Total	49,188,234	48,530,708

Summary of Time Deposits Classified By Maturity
(e)	The table below presents the balance of time deposits classified by maturity as of December 31, 2023 and 2022:

	2023	2022
	S/(000)	S/(000)
Up to 1 month	6,131,655	2,797,703
From 1 to 3 months	3,890,589	1,973,288
From 3 months to 1 year	6,458,103	6,788,680
From 1 to 5 years	512,280	1,023,473
Over 5 years	296,002	283,458

Total	17,288,629	12,866,602